Initial Public Offering (Details)			1 Months Ended		6 Months Ended	12 Months Ended
	Oct. 25, 2018 shares	Oct. 18, 2018 shares	Oct. 25, 2018 shares	Oct. 18, 2018 shares	Jun. 30, 2020 USD ($) item $ / shares shares	Dec. 31, 2019 USD ($) item $ / shares shares
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right					0.5
GRAF INDUSTRIAL CORP.
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares					$ 11.50	$ 11.50
Class of Warrant or Right, Number of Securities Called by Each Warrant or Right						0.5
GRAF INDUSTRIAL CORP. | IPO
Stock Issued During Period, Shares, New Issues		22,500,000		22,500,000	24,376,512	24,376,512
Shares Issued, Price Per Share | $ / shares					$ 10.00	$ 10.00
Number of Shares of Common Stock per Unit | $					$ 1	$ 1
Number of Redeemable Warrants per Unit | item					1	1
GRAF INDUSTRIAL CORP. | Over-Allotment Option
Stock Issued During Period, Shares, New Issues	1,876,512		1,876,512		1,876,512	1,876,512